CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 102,772	$ 93,936	$ 207,062
Accounts receivable (note 13)	143,798	116,246
Inventories (note 14)	40,913	32,829
Prepaids and other (note 15)	6,530	14,179
Total current assets	294,013	257,190
Property and equipment (note 16)	34,180	28,947
Intangible assets (note 17)	74,863	84,250
Goodwill (note 18)	154,114	156,488	103,966
Deferred income taxes (note 10)	16,039	14,865
Other assets	5,250	4,592
Total assets	578,459	546,332	515,364
Current liabilities
Accounts payable and accrued liabilities (note 19)	167,500	128,537
Deferred revenue and credits	5,263	3,479
Total current liabilities	172,763	132,016
Long-term obligations (note 20)	32,654	44,353
Deferred income taxes (note 10)	11,458	11,667
Total liabilities	216,875	188,036
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 31,859,960 shares (December 31, 2015 - 32,337,201 shares)	342,450	346,453
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 355,471 shares (December 31, 2015 — 240,613 shares)	(5,134)	(4,017)
Additional paid-in capital	24,976	23,998
Retained earnings (deficit)	13,718	(160)
Accumulated other comprehensive loss (note 21)	(14,426)	(7,978)	(5,965)
Total equity	361,584	358,296	$ 356,862
Total liabilities and equity	578,459	546,332
Commitments and contingencies (note 26)